Pledged Assets, Contingent Liabilities and Other Obligations (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pledged Assets, Contingent Liabilities and Other Obligations
Percentage of Fixed Royalty	3.00%
Pledged assets	kr 6,859	kr 3,915